Cover	Apr. 09, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 09, 2025
Entity File Number	333-276184
Entity Registrant Name	AFB LIMITED
Entity Central Index Key	0001995648
Entity Tax Identification Number	37-2109250
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	R27 3/F
Entity Address, Address Line Two	New Timely Building
Entity Address, Address Line Three	497 Castle Peak Road, Lai Chi Kok
Entity Address, City or Town	Kowloon
Entity Address, Country	HK
Entity Address, Postal Zip Code	00000
City Area Code	852
Local Phone Number	60923608
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false